Subsequent Events (Details Textual) (USD $)	12 Months Ended			42 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 25, 2013	Mar. 04, 2015	Feb. 19, 2015 building	Feb. 20, 2015
Subsequent Events (Textual) [Abstract]
Number of shares issued				585,533
Real estate assets held for sale, net	$ 8,004,000	$ 7,221,000
Deferred Rent	565,000	2,000
Leasing Costs, net	1,003,000	0
Gain from sale of depreciable operating property	3,104,000	0	0
Subsequent Event
Subsequent Events (Textual) [Abstract]
Number of shares issued					4,340,029
Proceeds from Issuance of Common Stock, Dividend Reinvestment Plan					43,200,000
Subsequent Event | GE Aviation Property
Subsequent Events (Textual) [Abstract]
Number of Office Buildings						2
Remaining Terms of the Lease						5 years
Subsequent Event | Caterpillar
Subsequent Events (Textual) [Abstract]
Aggregate purchase price of acquired properties						66,000,000
Subsequent Event | College Park Plaza
Subsequent Events (Textual) [Abstract]
Proceeds from Sale of Property Held-for-sale							14,300,000
Real estate assets held for sale, net							8,000,000
Assets held for sale							6,400,000
Deferred Rent							600,000
Leasing Costs, net							1,000,000
Gain from sale of depreciable operating property							3,800,000
Disposition fees payment							$ 100,000